PROPERTY AND EQUIPMENT - Equipment units under modernization program (Details) RM in Millions, $ in Millions, $ in Millions, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 MYR (RM)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)
Equipment units under modernization program
Proceeds from insurance claims	$ (17)	Rp (234)	Rp (197)	Rp (153)
Property and equipment				142,912					$ 11,326	Rp 159,123			Rp 153,174
Property and equipment excluding land rights insured amount						$ 315	RM 39	$ 8	$ 0	22,886	$ 269	$ 74	18,190
First loss basis										2,750			2,760
Pledged as collateral under lending agreements										14,115			11,147
Depreciated property and equipment still used in operations										Rp 63,656			Rp 60,081
Property under construction
Equipment units under modernization program
Interest capitalized		160	99	271
Foreign exchange loss capitalized		0	0	0
Percentage of completion of property under construction						61.19%	61.19%	61.19%	61.19%	61.19%	32.39%	32.39%	32.39%
Lost and broken equipment
Equipment units under modernization program
Proceeds from insurance claims		234	197	153
Property and equipment				Rp 51						Rp 190			Rp 165
Property and equipment excluding land rights
Equipment units under modernization program
Property and equipment										Rp 159,454			Rp 150,891
Service Life | Radio software license
Equipment units under modernization program
Estimated useful lives of property and equipment				10 years	7 years
Service Life | Data processing equipment
Equipment units under modernization program
Estimated useful lives of property and equipment				5 years	3 years
Service Life | Radio Software License And Data Processing Equipment
Equipment units under modernization program
Reduction in depreciation expense		266	Rp 637	Rp 925
Network Indonesia | Service Life | Buildings
Equipment units under modernization program
Reduction in depreciation expense		Rp 160
Estimated useful lives of property and equipment	30 years	30 years	20 years
Minimum | Property under construction
Equipment units under modernization program
Interest capitalized rate	6.25%	6.25%	4.12%	9.68%
Minimum | Buildings
Equipment units under modernization program
Estimated useful lives of property and equipment	15 years	15 years
Minimum | Satellite, earth station and equipment
Equipment units under modernization program
Estimated useful lives of property and equipment	3 years	3 years
Minimum | Data processing equipment
Equipment units under modernization program
Estimated useful lives of property and equipment	3 years	3 years
Maximum | Property under construction
Equipment units under modernization program
Interest capitalized rate	11.00%	11.00%	11.00%	11.00%
Maximum | Buildings
Equipment units under modernization program
Estimated useful lives of property and equipment	40 years	40 years
Maximum | Satellite, earth station and equipment
Equipment units under modernization program
Estimated useful lives of property and equipment	20 years	20 years
Maximum | Data processing equipment
Equipment units under modernization program
Estimated useful lives of property and equipment	20 years	20 years